COMMITMENTS	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
COMMITMENTS
29. COMMITMENTS
     Arrangements with key suppliers

From time to time, in the ordinary course of business, the Group enters into various arrangements with key third party suppliers in order to establish strategic and technological advantages. A limited number of these arrangements contain unconditional purchase obligations to purchase a fixed or minimum quantity of goods and/or services with fixed and determinable price provisions.

Arrangements with sponsors

Certain of the Group’s sponsorship contracts include terms whereby the Group is obligated to purchase a minimum quantity of goods and/or services from its sponsors.

Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2024 were as follows:

	At December 31, 2024
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	112,488	55,811	45,630	—	213,929
Lease agreements

For information relating to future aggregate minimum lease payments under lease contracts, which primarily relate to the lease of stores and industrial buildings, see Note 24 “Debt—Contractual undiscounted cash flows”.